Document And Entity Information	Sep. 14, 2026
Document Information [Line Items]
Entity, Registrant Name	RGC RESOURCES, INC.
Document, Type	8-K
Document, Period End Date	Sep. 14, 2026
Entity, Incorporation, State or Country Code	VA
Entity, File Number	000-26591
Entity, Tax Identification Number	54-1909697
Entity, Address, Address Line One	519 Kimball Ave., N.E
Entity, Address, City or Town	Roanoke
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24016
City Area Code	540
Local Phone Number	777-4427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $5 Par Value
Trading Symbol	RGCO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001069533